Significant acquisition and disposition (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed as at the Acquisition Date
The following table presents the estimated fair value of the assets acquired and liabilities assumed as at the acquisition date. As a result of the finalization of the purchase price allocation, certain amounts have been revised from those previously presented.

(Millions of Canadian dollars, except percentage amounts)
Percentage of shares acquired	100%
Purchase consideration	$15,488
Fair value of identifiable assets acquired
Cash and due from banks	$2,772
Securities
Trading	1,110
Investment	21,305
Loans (1)
Retail (2)	35,351
Wholesale	39,282
Derivatives	3,365
Intangible assets (3)	2,342
Other (4)	2,570
Total fair value of identifiable assets acquired	$108,097
Fair value of identifiable liabilities assumed
Deposits
Personal	42,037
Business and government (2)	44,211
Obligations related to assets sold under repurchase agreements and securities loaned	5,664
Derivatives	3,541
Other (5)	3,692
Total fair value of identifiable liabilities assumed	$99,145
Fair value of identifiable net assets acquired	$8,952
Goodwill	6,536
Total purchase consideration	$15,488

(1)	The fair value of loans reflects estimates of incurred and expected future credit losses as at the acquisition date and interest rate premiums or discounts relative to prevailing market rates. As at March 28, 2024, the gross contractual value of the loans was $75,752 million. The estimate of contractual cash flows not expected to be collected was $575 million, of which $135 million related to purchased credit-impaired loans.
(2)	Loans – Retail includes $1.7 billion of Canadian residential mortgages sold with recourse to a mutual fund that do not qualify for derecognition, and Deposits – Business and government includes $1.7 billion of the related secured borrowing liability.
(3)	Intangible assets include $1,972 million of core deposit intangibles and $111 million of customer relationships, which are amortized on a straight-line basis over estimated useful lives of 7 years, and $259 million of mutual fund management contracts with indefinite useful lives.
(4)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Customers’ liability under acceptances, and Other assets.
(5)	Includes Acceptances, Obligations related to securities sold short, and Other liabilities.